Share-based payments - Fair value of option grants relating to warrants (Details)	3 Months Ended	12 Months Ended
	Nov. 30, 2024 CAD ($) $ / shares shares	Aug. 31, 2024 CAD ($)	Sep. 16, 2024 $ / shares	Sep. 16, 2024 $ / shares	Dec. 21, 2023 $ / shares	Dec. 21, 2023 $ / shares	Dec. 13, 2023 $ / shares	Dec. 13, 2023 $ / shares	Sep. 20, 2023 $ / shares	Sep. 20, 2023 $ / shares	Aug. 02, 2023 $ / shares	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares	Nov. 23, 2020 $ / shares
Share-based payments
Exercise price of warrants | (per share)			$ 11.25	$ 15.29	$ 141.75	$ 191.23	$ 141.75	$ 191.23	$ 546.75	$ 734.4	$ 546.75	$ 724.95	$ 546.75	$ 722.25	$ 568.35	$ 761.4	$ 568.35	$ 765.45	$ 568.35	$ 760.05	$ 1,457.03	$ 1,687.5	$ 2,276.61
Share-based payments expense for warrant | $	$ 119,985	$ 0
November 23, 2020
Share-based payments
Exercise price of warrants	$ 2,276.61
Market price	$ 1,759.05
Expected volatility (%)	100.00%
Risk-free interest rate (%)	0.40%
Expected life (years)	5 years
Number of warrants outstanding | shares	1,125
Weighted average remaining contractual life (years)	11 months 23 days
August 5, 2022
Share-based payments
Exercise price of warrants	$ 1,457.03
Market price	$ 972
Expected volatility (%)	100.00%
Risk-free interest rate (%)	2.90%
Expected life (years)	3 years
Number of warrants outstanding | shares	371
Weighted average remaining contractual life (years)	8 months 4 days
December 21, 2023
Share-based payments
Exercise price of warrants	$ 191.23
Market price	$ 247.05
Expected volatility (%)	76.00%
Risk-free interest rate (%)	4.00%
Expected life (years)	5 years
Number of warrants outstanding | shares	1,023
Weighted average remaining contractual life (years)	4 years 21 days
September 16, 2024
Share-based payments
Exercise price of warrants	$ 15.29
Market price	$ 9.74
Expected volatility (%)	92.00%
Risk-free interest rate (%)	3.40%
Expected life (years)	5 years
Number of warrants outstanding | shares	18,896
Weighted average remaining contractual life (years)	4 years 9 months 18 days